UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center Rye, New York	10580-1422
(Address of principal executive offices)	(Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Mario Gabelli, CFA, Portfolio Manager

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at June 30, 2006:

$218,623,214

Top Ten Holdings  (As of 6/30/2006)

Company	Percentage of Total Net Assets
News Corp., Cl. A	2.19%
American Express Co.	2.19%
Honeywell International Inc.	1.66%
General Mills Inc.	1.65%
Waste Management Inc.	1.64%
Time Warner Inc.	1.58%
Coca-Cola Co.	1.57%
Diageo plc, ADR	1.54%
Thomas & Betts Corp.	1.53%
Cablevision Systems Corp., Cl. A	1.47%

Sector Weightings  (Percentage of Total Net Assets as of 6/30/2006)

Average Annual Total Returns  (For periods ended 06/30/2006)

	YTD	1 Yr	5 Yrs	10 Yrs	Since Inception 5/1/1995
Gabelli Capital Asset Fund	8.79%	11.80%	7.26%	11.86%	12.42%
S&P 500 Index	2.71%	8.62%	2.49%	8.32%	10.27%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2006 through June 30, 2006

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2006.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,087.90	1.10%	$5.69
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2006. Shareholders may obtain this information by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■	Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Common Stocks — 93.4%
Shares		Cost	Market Value

Aerospace — 0.4%
9,000	HEICO Corp.	$219,619	$255,150
30,000	Herley Industries Inc.†	538,353	336,300
50,000	Rolls-Royce Group plc†	343,787	382,787
2,690,000	Rolls-Royce Group plc, Cl. B	2,757	5,099

		1,104,516	979,336

Agriculture — 1.3%
68,000	Archer-Daniels-Midland Co.	888,872	2,807,040

Automotive — 0.5%
35,000	General Motors Corp.	969,848	1,042,650

Automotive: Parts and Accessories — 1.9%
12,000	BorgWarner Inc.	374,138	781,200
45,000	CLARCOR Inc.	422,225	1,340,550
110,000	Dana Corp.	615,388	290,400
85,000	Earl Scheib Inc.†	483,196	318,750
5,000	Midas Inc.†	99,990	92,000
11,000	Modine Manufacturing Co.	265,673	256,960
26,100	Navistar International Corp.†	512,949	642,321
40,000	Proliance International Inc.†	230,809	184,800
45,000	Standard Motor Products Inc.	648,865	375,300

		3,653,233	4,282,281

Aviation: Parts and Services — 4.1%
7,000	Aviall Inc.†	95,889	332,640
50,000	Curtiss-Wright Corp.	694,375	1,544,000
3,000	EDO Corp.	85,466	73,020
150,000	Fairchild Corp., Cl. A†	849,405	312,000
70,000	GenCorp Inc.†	714,297	1,122,100
55,000	Kaman Corp.	698,385	1,001,000
35,000	Precision Castparts Corp.	769,766	2,091,600
29,800	Sequa Corp., Cl. A†	1,043,164	2,428,700

		4,950,747	8,905,060

Broadcasting — 3.5%
45,000	CBS Corp., Cl. A	918,326	1,217,700
10,000	Cogeco Inc.	195,072	179,163
48,000	Fisher Communications Inc.†	2,685,125	2,022,240
210,000	Gray Television Inc.	1,903,808	1,215,900
25,000	ION Media Networks Inc.†	38,349	23,000
16,000	Liberty Media Holding Corp. — Capital, Cl. A†	779,170	1,340,320
68,000	Lin TV Corp., Cl. A†	1,252,089	513,400
130,000	Sinclair Broadcast Group Inc., Cl. A	1,316,072	1,112,800
15,000	Young Broadcasting Inc., Cl. A†	107,861	47,100

		9,195,872	7,671,623

Business Services — 0.6%
35,000	Intermec Inc.†	555,921	802,900
78,000	Nashua Corp.†	680,914	535,860

		1,236,835	1,338,760

Cable and Satellite — 3.6%
5,000	Adelphia Communications Corp., Cl. A†	5,250	225
150,000	Cablevision Systems Corp., Cl. A†	783,510	3,217,500

Shares		Cost	Market Value

80,000	DIRECTV Group Inc.†	$1,182,474	$1,320,000
30,000	EchoStar Communications Corp., Cl. A†	950,660	924,300
25,000	Liberty Global Inc., Cl. A†	363,484	537,500
20,000	Liberty Global Inc., Cl. C†	327,904	411,400
37,000	Rogers Communications Inc., Cl. B	777,673	1,494,800

		4,390,955	7,905,725

Communications Equipment — 3.5%
32,000	Agere Systems Inc.†	388,474	470,400
85,000	Corning Inc.†	553,200	2,056,150
140,000	Lucent Technologies Inc.†	537,357	338,800
50,000	Motorola Inc.	476,030	1,007,500
175,000	Nortel Networks Corp.†	750,863	392,000
65,000	Thomas & Betts Corp.†	1,313,018	3,334,500

		4,018,942	7,599,350

Computer Software and Services — 1.2%
110,000	Xanser Corp.†	322,161	555,500
62,000	Yahoo! Inc.†	2,108,102	2,046,000

		2,430,263	2,601,500

Consumer Products — 2.6%
13,500	Alberto-Culver Co.	427,626	657,720
6,000	Avon Products Inc.	164,808	186,000
10,000	Clorox Co.	557,423	609,700
5,000	Colgate-Palmolive Co.	263,921	299,500
1,000	Fortune Brands Inc.	70,739	71,010
23,000	Gallaher Group plc, ADR	552,606	1,438,420
3,500	National Presto Industries Inc.	98,793	182,980
15,000	Pactiv Corp.†	152,305	371,250
24,000	Procter & Gamble Co.	1,028,449	1,334,400
120,000	Revlon Inc., Cl. A†	318,569	151,200
61,000	Schiff Nutrition International Inc.†	154,374	407,480

		3,789,613	5,709,660

Consumer Services — 1.4%
5,000	IAC/InterActiveCorp†	42,453	132,450
45,000	Liberty Media Holding Corp. — Interactive, Cl. A†	749,609	776,700
114,000	Rollins Inc.	881,927	2,238,960

		1,673,989	3,148,110

Diversified Industrial — 6.4%
54,000	Ampco-Pittsburgh Corp.	811,624	1,547,100
15,000	Baldor Electric Co.	323,027	469,350
32,000	Cooper Industries Ltd., Cl. A	1,814,585	2,973,440
30,000	Crane Co.	623,766	1,248,000
15,000	Greif Inc., Cl. A	399,020	1,124,400
13,500	Harbor Global Co. Ltd.†	31,716	122,985
90,000	Honeywell International Inc.	2,663,393	3,627,000
28,000	ITT Industries Inc.	1,233,131	1,386,000
68,000	Katy Industries Inc.†	780,435	159,120
75,000	Myers Industries Inc.	647,077	1,289,250

		9,327,774	13,946,645

Electronics — 1.2%
8,000	Intel Corp.	196,850	151,600
80,000	Texas Instruments Inc.	1,907,690	2,423,200

		2,104,540	2,574,800

See accompanying notes to financial statements.

4

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Cost	Market Value

Energy and Utilities — 11.8%
82,000	Allegheny Energy Inc.†	$790,877	$3,039,740
275,000	Aquila Inc.†	1,027,941	1,157,750
9,000	Cameron International Corp.†	260,717	429,930
17,000	Chevron Corp.	1,062,160	1,055,020
5,000	CMS Energy Corp.†	35,700	64,700
30,000	ConocoPhillips	860,026	1,965,900
8,000	Devon Energy Corp.	193,677	483,280
25,000	DPL Inc.	669,651	670,000
40,000	Duquesne Light Holdings Inc.	607,670	657,600
105,000	El Paso Corp.	911,693	1,575,000
70,000	El Paso Electric Co.†	628,966	1,411,200
18,000	Exxon Mobil Corp.	654,381	1,104,300
6,699	Florida Public Utilities Co.	52,922	84,341
34,598	Kerr-McGee Corp.	1,748,450	2,399,371
30,000	KeySpan Corp.	1,223,595	1,212,000
542	Mirant Corp.†	2,772	14,526
1,000	Niko Resources Ltd.	57,456	56,472
30,000	Northeast Utilities	560,361	620,100
36,000	NSTAR	846,821	1,029,600
17,000	Progress Energy Inc., CVO†	7,800	5,100
34,000	Remington Oil & Gas Corp.†	1,514,300	1,494,980
15,000	Royal Dutch Shell plc, Cl. A, ADR	937,915	1,004,700
40,000	RPC Inc.	499,134	971,200
20,000	Southwest Gas Corp.	485,780	626,800
20,000	TransMontaigne Inc.†	224,000	224,200
15,000	Transocean Inc.†	880,771	1,204,800
20,000	Western Gas Resources Inc.	1,193,950	1,197,000

		17,939,486	25,759,610

Entertainment — 6.3%
50,000	Discovery Holding Co., Cl. A†	433,402	731,500
67,500	Dover Motorsports Inc.	432,716	396,225
200,000	Gemstar-TV Guide International Inc.†	958,648	704,000
150,000	Grupo Televisa SA, ADR	1,404,394	2,896,500
80,000	The Walt Disney Co.	1,567,813	2,400,000
200,000	Time Warner Inc.	3,362,397	3,460,000
46,500	Topps Co. Inc.	426,478	382,230
22,000	Triple Crown Media Inc.†	219,904	190,740
42,500	Viacom Inc., Cl. A†	1,335,098	1,527,875
30,000	Vivendi SA, ADR	747,429	1,047,300

		10,888,279	13,736,370

Environmental Services — 2.1%
90,000	Allied Waste Industries Inc.†	882,698	1,022,400
100,000	Waste Management Inc.	2,581,072	3,588,000

		3,463,770	4,610,400

Equipment and Supplies — 5.0%
22,000	AMETEK Inc.	225,394	1,042,360
42,000	Baldwin Technology Co. Inc., Cl. A†	57,725	226,800
30,000	Belden CDT Inc.	418,599	991,500
40,000	Capstone Turbine Corp.†	70,880	91,200
12,000	CIRCOR International Inc.	202,143	365,880
130,000	CTS Corp.	1,415,233	1,935,700
12,500	Eastern Co.	180,024	258,125

Shares		Cost	Market Value

90,000	Fedders Corp.†	$378,187	$217,800
28,000	Flowserve Corp.†	387,635	1,593,200
19,000	Franklin Electric Co. Inc.	181,351	981,160
5,000	Gerber Scientific Inc.†	34,500	65,050
45,000	GrafTech International Ltd.†	416,679	261,000
17,000	IDEX Corp.	289,470	802,400
30,000	L.S. Starrett Co., Cl. A	475,902	409,500
20,000	Robbins & Myers Inc.	460,643	522,800
35,000	Watts Water Technologies Inc., Cl. A	480,303	1,174,250

		5,674,668	10,938,725

Financial Services — 4.7%
90,000	American Express Co.	2,813,014	4,789,800
32,000	Ameriprise Financial Inc.	1,021,078	1,429,440
27,000	Argonaut Group Inc.†	562,958	811,080
18,000	Bank of New York Co. Inc.	579,773	579,600
12,000	BKF Capital Group Inc.	238,430	75,000
12,000	Deutsche Bank AG	720,360	1,350,000
155,000	Epoch Holding Corp.†	434,116	775,000
10,000	Midland Co.	81,237	379,800

		6,450,966	10,189,720

Food and Beverage — 9.9%
20,000	Brown-Forman Corp., Cl. A	477,226	1,436,000
5,000	Campbell Soup Co.	113,482	185,550
80,000	Coca-Cola Co.	3,653,252	3,441,600
10,000	Coca-Cola Enterprises Inc.	195,696	203,700
7,000	Coca-Cola Femsa SA de CV, ADR	175,948	206,640
16,000	Corn Products International Inc.	260,869	489,600
30,000	Del Monte Foods Co.	306,000	336,900
50,000	Diageo plc, ADR	1,920,503	3,377,500
3,000	Fomento Economico Mexicano SA de CV, ADR	166,458	251,160
70,000	General Mills Inc.	3,322,849	3,616,200
90,000	Groupe Danone, ADR	1,920,763	2,400,300
65,000	H.J. Heinz Co.	2,324,309	2,679,300
45,000	PepsiAmericas Inc.	611,712	994,950
21,854	Tootsie Roll Industries Inc.	324,950	636,607
23,000	Wm. Wrigley Jr. Co.	1,051,878	1,043,280
5,750	Wm. Wrigley Jr. Co., Cl. B	279,613	260,475

		17,105,508	21,559,762

Health Care — 2.1%
10,000	Andrx Corp.†	237,140	231,900
1,000	Chemed Corp.	23,900	54,530
5,000	DENTSPLY International Inc.	218,760	303,000
10,000	Henry Schein Inc.†	290,333	467,300
2,000	Invitrogen Corp.†	69,870	132,140
5,000	Johnson & Johnson	303,200	299,600
2,000	Patterson Companies Inc.†	44,060	69,860
130,000	Pfizer Inc.	3,799,881	3,051,100
60,000	TL Administration Corp.†	144,933	240

		5,132,077	4,609,670

Hotels and Gaming — 3.1%
20,000	Aztar Corp.†	309,414	1,039,200
10,000	Churchill Downs Inc.	391,342	374,500
12,002	Dover Downs Gaming & Entertainment Inc.	78,025	235,710

See accompanying notes to financial statements.

5

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Cost	Market Value

Hotels and Gaming (continued)
18,000	Gaylord Entertainment Co.†	$465,545	$785,520
40,000	Hilton Hotels Corp.	509,728	1,131,200
12,000	International Game Technology	326,747	455,280
7,000	Kerzner International Ltd.†	356,331	554,960
7,000	Las Vegas Sands Corp.†	258,250	545,020
42,000	MGM Mirage†	951,505	1,713,600

		3,646,887	6,834,990

Machinery — 0.9%
58,000	CNH Global NV	1,135,712	1,387,360
6,000	Deere & Co.	365,420	500,940

		1,501,132	1,888,300

Manufactured Housing and Recreational Vehicles — 0.9%
1,500	Cavco Industries Inc.†	33,483	66,660
110,000	Champion Enterprises Inc.†	1,118,123	1,214,400
15,000	Skyline Corp.	592,784	641,700

		1,744,390	1,922,760

Metals and Mining — 0.9%
6,000	Alcoa Inc.	192,460	194,160
34,000	Newmont Mining Corp.	1,430,436	1,799,620

		1,622,896	1,993,780

Publishing — 5.6%
7,000	Dow Jones & Co. Inc.	252,335	245,070
12,000	Journal Communications Inc., Cl. A	200,478	134,880
6,000	Lee Enterprises Inc.	170,932	161,700
21,535	McClatchy Co., Cl. A	697,225	864,000
13,000	Media General Inc., Cl. A	817,178	544,570
8,000	Meredith Corp.	171,362	396,320
29,000	New York Times Co., Cl. A	1,122,518	711,660
250,000	News Corp., Cl. A	3,834,837	4,795,000
130,000	Penton Media Inc.†	114,339	39,000
290,000	PRIMEDIA Inc.†	829,451	530,700
40,000	Reader’s Digest Association Inc.	614,767	558,400
16,000	The E.W. Scripps Co., Cl. A	667,408	690,240
77,000	Tribune Co.	3,061,759	2,497,110

		12,554,589	12,168,650

Real Estate — 0.7%
47,000	Griffin Land & Nurseries Inc.†	659,368	1,468,750

Retail — 0.7%
33,500	Aaron Rents Inc., Cl. A	279,193	811,035
3,000	CSK Auto Corp.†	47,760	35,910
12,000	Ingles Markets Inc., Cl. A	150,950	204,000
20,000	Safeway Inc.	410,900	520,000

		888,803	1,570,945

Specialty Chemicals — 2.6%
82,000	Ferro Corp.	1,637,174	1,308,720
22,000	Hawkins Inc.	290,559	308,110
74,500	Hercules Inc.†	889,204	1,136,870
20,000	MacDermid Inc.	287,919	576,000
4,000	Material Sciences Corp.†	38,048	36,120
130,000	Omnova Solutions Inc.†	838,833	738,400
5,000	Quaker Chemical Corp.	87,062	93,500

Shares		Cost	Market Value

75,000	Sensient Technologies Corp.	$1,457,893	$1,568,250
1,471	Tronox Inc., Cl. B	15,537	19,373

		5,542,229	5,785,343

Telecommunications — 2.6%
4,000	ALLTEL Corp.	22,430	255,320
230,000	Cincinnati Bell Inc.†	1,287,842	943,000
6,250	Embarq Corp.†	174,310	256,188
150,000	Qwest Communications International Inc.†	643,720	1,213,500
125,000	Sprint Nextel Corp.	1,762,471	2,498,750
10,000	Telephone & Data Systems Inc.	401,125	414,000
5,000	Telephone & Data Systems Inc., Special	100,476	194,500

		4,392,374	5,775,258

Wireless Communications — 1.3%
25,000	Price Communications Corp.†	322,481	423,750
40,700	United States Cellular Corp.†	1,462,353	2,466,420

		1,784,834	2,890,170

	Total Common Stocks	150,728,255	204,215,743

Warrants — 0.0%
Energy and Utilities — 0.0%
1,000	Mirant Corp., Ser. A, expire 01/03/11†	2,200	10,100

U.S. Government Obligations — 7.3%
Principal Amount		Cost	Market Value
$15,976,000	U.S. Treasury Bills, 4.160% to 4.911%††, 07/06/06 to 10/12/06	15,885,561	15,885,012

Total Investments — 100.7%		$166,616,016	220,110,855
Other Assets and Liabilities (Net) — (0.7)%			(1,487,641)

Net Assets — 100.0%			$218,623,214

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR — American Depository Receipt

CVO — Contingent Value Obligation

See accompanying notes to financial statements.

6

■	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS:
Investments, at value (cost $166,616,016)	$220,110,855
Receivable for investments sold	686,920
Dividends receivable	202,813
Receivable for Fund shares sold	122,806
Other assets	4,807

Total Assets	221,128,201

LIABILITIES:
Payable to custodian	41,313
Payable for investments purchased	2,115,148
Payable for investment advisory fees	177,320
Payable for Fund shares redeemed	120,812
Other accrued expenses	50,394

Total Liabilities	2,504,987

Net Assets applicable to 11,546,528 shares outstanding	$218,623,214

NET ASSETS CONSIST OF:
Capital stock, at $0.001 par value	$11,547
Additional paid-in capital	155,880,800
Accumulated net investment income	288,084
Accumulated net realized gain on investments	8,947,944
Net unrealized appreciation on investments	53,494,839

Net Assets	$218,623,214

Net Asset Value, offering and redemption price per share ($218,623,214 ÷ 11,546,528 shares outstanding; 500,000,000 shares authorized)	$18.93

Statement of Operations

For the Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes of $14,286)	$1,270,637
Interest	227,453

Total Investment Income	1,498,090

Expenses:
Management fees	1,108,174
Legal and audit fees	32,033
Custodian fees	22,896
Directors’ fees	10,855
Shareholder services fees	5,123
Miscellaneous expenses	43,777

Total Expenses	1,222,858
Less: Custodian fee credits	(3,802)

Net Expenses	1,219,056

Net Investment Income	279,034

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	13,535,829
Net realized gain on foreign currency transactions	12

Net realized gain on investments and foreign currency transactions	13,535,841
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,110,809

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	18,646,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,925,684

See accompanying notes to financial statements.

7

■	Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
OPERATIONS:
Net investment income	$279,034	$607,041
Net realized gain on investments and foreign currency transactions	13,535,841	14,021,060
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,110,809	(10,201,407)

Net Increase in Net Assets Resulting from Operations	18,925,684	4,426,694

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(599,554)
Net realized gain on investments	—	(14,154,173)

Total Distributions to Shareholders	—	(14,753,727)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets from capital share transactions	(19,429,351)	(10,581,004)

Net Decrease in Net Assets	(503,667)	(20,908,037)

NET ASSETS:

Beginning of period	219,126,881	240,034,918

End of period (including undistributed net investment income of $288,084 and $9,050, respectively)	$218,623,214	$219,126,881

See accompanying notes to financial statements.

8

■	Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

1.    Organization

The Gabelli Capital Asset Fund (the “Fund”) is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.    Significant Accounting Policies

The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

9

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits

When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits”.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) of the Fund. For the fiscal year ended December 31, 2005, reclassifications were made to increase accumulated net investment income by $1,563 and to increase distributions in excess of net realized gains on investments by $9,636, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$2,018,422
Net long-term capital gains	12,735,305

Total Distributions Paid:	$14,753,727

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2005, the difference between book basis and tax basis unrealized appreciation was primarily attributable to the tax deferral of losses on wash sales.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized appreciation	$43,805,183

Total accumulated earnings	$43,805,183

10

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2006:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investments	$170,899,771	$63,746,750	$(14,535,666)	$49,211,084

3.    Agreements with Affiliated Parties

Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company’s Board of Directors and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to PFPC Inc., the Fund’s sub-administrator (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.

4.    Portfolio Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $23,649,851 and $39,940,860, respectively.

5.    Transactions with Affiliates

During the six months ended June 30, 2006, the Fund paid brokerage commissions of $53,119 to Gabelli & Company, Inc.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV, which is included in miscellaneous expenses in the Statement of Operations.

The Fund is assuming its portion of the allocated cost of the Gabelli Funds’ Chief Compliance Officer in the amount of $2,609 for the six months ended June 30, 2006, which is included in miscellaneous expenses in the Statement of Operations.

6.    Line of Credit

The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2006, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2006, was $34,127 with a weighted average interest rate of 5.02%. The maximum amount borrowed at any time during the six months ended June 30, 2006 was $1,011,000.

11

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

7.    Capital Stock Transactions

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
	Shares		Amount
Shares sold	335,416	973,276	$6,232,191	$17,612,039
Shares issued upon reinvestment of dividends and distributions	—	845,486	—	14,753,726
Shares redeemed	(1,384,703)	(2,355,773)	(25,661,542)	(42,946,769)

Net decrease	(1,049,287)	(537,011)	$(19,429,351)	$(10,581,004)

8. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Other Matters

The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the “SEC”) requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. (“GAMCO”), the Adviser’s parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

12

■	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31,
			2005	2004	2003	2002		2001
Operating performance:
Net asset value, beginning of period	$17.40		$18.28	$16.44	$12.16	$14.23		$14.71

Net investment income	0.02		0.05	0.06	0.02	0.03		0.07
Net realized and unrealized gain (loss) on investments	1.51		0.33	2.50	4.29	(2.07)		0.31

Total from investment operations	1.53		0.38	2.56	4.31	(2.04)		0.38

Distributions to shareholders:
Net investment income	—		(0.05)	(0.06)	(0.02)	(0.03)		(0.08)
Net realized gain on investments	—		(1.21)	(0.66)	(0.01)	(0.00	)(b)	(0.78)

Total distributions	—		(1.26)	(0.72)	(0.03)	(0.03)		(0.86)

Net asset value, end of period	$18.93		$17.40	$18.28	$16.44	$12.16		$14.23

Total return†	8.8%		2.0%	15.5%	35.5%	(14.3)%		2.6%

Ratios to average net assets and supplemental data:
Net assets, end of period (in 000’s)	$218,623		$219,127	$240,035	$214,480	$158,831		$193,150
Ratio of net investment income to average net assets	0.25	%(a)	0.26%	0.34%	0.13%	0.20%		0.54%
Ratio of operating expenses to average net assets	1.10	%(a)	1.10%	1.10%	1.11%	1.12%		1.09%
Portfolio turnover rate	11%		25%	27%	39%	19%		29%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)	Annualized.
(b)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

13

■	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Capital Asset Fund (the “Fund”), the only series of Gabelli Capital Series Funds, Inc. (the “Company”), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not “interested persons” of the Company, as defined in the 1940 Act (the “Independent Directors”), are required to annually review and re-approve the terms of the Fund’s existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Management Agreement (the “Management Agreement”) with Guardian Investor Services LLC (the “Manager”) and the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 14, 2006, the Independent Directors, meeting in executive session with their counsel, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Manager and the Adviser and the re-approval of the Management and Advisory Agreements.

1. Nature, Extent, and Quality of Services. The Independent Directors considered the nature, quality, and extent of administrative and shareholder services performed by the Manager and the Adviser, including the Manager’s oversight of the Adviser and the provision of information to the Fund regarding relevant insurance laws and regulations and other insurance-related matters, and the Adviser’s portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Directors in their capacity as directors, and other services. The Independent Directors concluded that the services of the Manager were performed at an acceptable level and that the Adviser’s services are extensive in nature and that the Adviser consistently delivered a high level of service.

2. Investment Performance of the Fund and Adviser. The Independent Directors considered short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity indices and the performance of such Fund’s Lipper, Inc. peer group, and concluded that the Adviser was delivering superior performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.

3. Costs of Services and Profits Realized by the Manager and the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Directors considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Manager and the Adviser and their respective affiliates to other fund and non-fund clients. The Independent Directors noted that the mix of services under the Investment Advisory Agreement are much more extensive than those under the advisory agreements for non-fund clients. While the Independent Directors recognized that the investment management fee paid by the Fund is towards the high end for its peer group, they concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Manager and the Adviser and the moderate overall expense ratio of the Fund.

(b) Profitability and Costs of Services to Adviser. The Independent Directors considered the Adviser’s overall profitability and costs, and pro-forma estimates of the Adviser’s profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Directors also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Directors concluded that the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. Extent of Economies of Scale as Fund Grow. The Independent Directors considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Directors noted that economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Adviser had stated during the main meeting that the expenses incurred by the Adviser relating to management of the Fund have increased substantially in recent years as a percentage of management fees, rather than declining as might be anticipated as the assets of the Fund increase. The Independent Directors agreed that it was possible that Adviser-level expenses incurred in managing the Fund eventually may level off or decline as a percentage of management fees if the assets of the Fund grow substantially beyond certain thresholds.

14

■	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited) (Continued)

5. Whether Fee Levels Reflect Economies of Scale. The Independent Directors also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

6. Other Relevant Considerations

(a) Adviser Personnel and Methods. The Independent Directors considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Manager and the Adviser. The Independent Directors also considered the character and amount of other incidental benefits received by the Manager and the Adviser and their respective affiliates from their association with the Fund. The Independent Directors concluded that potential “fall-out” benefits that the Manager or the Adviser or their affiliates may receive, such as greater name recognition or in the case of the Adviser increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

Conclusions. In considering the Investment Management Agreement and the Investment Advisory Agreement, the Independent Directors did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Directors that shareholders had received over the long term good absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreements were in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Directors noted that the Manager and the Adviser have managed the Fund since its inception, and the Independent Directors believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Directors considered, generally, that shareholders invested in the Fund knowing that the Manager and the Adviser managed the Fund and knowing the investment management fee schedule. As such, the Independent Directors considered, in particular, whether the Manager and the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Directors concluded that the Fund was managed by the Manager and the Adviser consistent with its investment objectives and policies.

Upon conclusion of their review and discussion, the Independent Directors unanimously agreed to recommend the continuation of the Investment Management Agreement and the Investment Advisory Agreement for the Fund.

15

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date September 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date September 1, 2006

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer & Treasurer

Date September 1, 2006

*	Print the name and title of each signing officer under his or her signature.